Commitments	12 Months Ended
Jun. 30, 2021
Commitment [Abstract]
Commitments
28.	Commitments

a)	Contracts of sugarcane supply between BrasilAgro and Brenco

For the year ended June 30, 2021, gross sugarcane sales of BrasilAgro to Brenco came to R$87.7 million, representing 13.2% of the Company’s total net revenue.

	2021		2020		2019
	Number		Number		Number
	(tons)	Amount	(tons)	Amount	(tons)	Amount
Net revenue from sugarcane	644,503	87,705	840,625	82,763	761,996	73,480

The price of sugarcane ton delivered was calculated on Total Sugar Recoverable (ATR - sugarcane price index) assessed on the sales date.

There is a future balance of sugarcane to be delivered, the estimated quantity and amounts of which are difficult to estimate considering the scenarios of fluctuating market value and crop productivity.

b)	Sugarcane agricultural partnership agreement (IV)

On February 7, 2017, the Company entered into an agricultural partnership agreement involving a property in São Raimundo das Mangabeiras, in the state of Maranhão, named Partnership IV.

The third agreement deals with sugarcane supply, in which the parties aim to regulate the price and conditions of supply, as well as the obligations of each party in a cyclical system, which involves the need to supply sugarcane, in a certain delivery frequency and schedule that is consistent with buyer’s receipt and production capacity.

For the year ended June 30, 2021, net sugarcane sales to Partnership IV came to R$174.8 million, representing 26.4% of the Company’s total net revenue.

	2021		2020		2019
	Quantity (Tons)	Amount	Quantity (Tons)	Amount	Quantity (Tons)	Amount
Gross sugarcane sales Partnership IV	1,360,001	174,830	1,221,728	110,179	1,019,232	86,996